SHAREHOLDERS' EQUITY (Share Option Plans) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vested restricted stock units	20.00%
RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted	1,581,492	797,241	612,881
Number of outstanding shares	2,398,135	1,585,560	1,712,996	2,211,100
PSU’s [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of outstanding shares	736,014	559,184	595,757
Performance shares units outstanding	736,014
MSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of outstanding shares	649,249
2013 Plan [Member] | Employees and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years	3 years
Awards granted	1,580,000	800,000
2013 Plan [Member] | Chief Executive Officer [Member] | Time Vested Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years	3 years	3 years
Vesting percentage		33.00%	33.00%
Non-option equity awards granted	78,400	75,800	59,000
2013 Plan [Member] | Chief Executive Officer [Member] | Performance-based RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years	3 years	3 years
Vesting percentage		33.00%	33.00%
Non-option equity awards granted	176,300	125,000	97,000
2013 Plan [Member] | Chief Executive Officer [Member] | RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	$ 16,500	$ 7,500	$ 7,200
2013 Plan [Member] | Chief Executive Officer [Member] | MSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-option equity awards granted	256,300
2013 Plan [Member] | Chairman of the board of directors [Member] | Time Vested Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years	3 years	3 years
Vesting percentage	33.00%	33.00%	33.00%
Non-option equity awards granted	7,400	8,000	6,500
Compensation cost	$ 300	$ 300	$ 300
2013 Plan [Member] | New other directors [Member] | Time Vested Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years	2 years	2 years
Non-option equity awards granted	4,900	3,300	2,700
Compensation cost	$ 1,600	$ 875	$ 875
2013 Plan [Member] | New other directors [Member] | Time Vested Restricted Stock Units [Member] | First Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%	50.00%	50.00%
2013 Plan [Member] | New other directors [Member] | Time Vested Restricted Stock Units [Member] | Second Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%	50.00%	50.00%